Business combinations and changes in non-controlling interests	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Business combinations and changes in non-controlling interests
6.	Business combinations and changes in non-controlling interests

There were no new business combinations in the years ended December 31, 2017, 2016 and 2015.

On December 22, 2011, the Group acquired 100% of the shares of Daveze Ltd, which held 100% of ownership interest in DEMP, a steel plant located in Donetsk, Ukraine, for a consideration of $537,000 thousand (RUB 17,058 million at exchange rate as of December 22, 2011) to be paid in monthly installments during the period from December 2011 until December 2018. The Group continues to pay monthly installments and disclosed the respective payments in the consolidated statement of cash flows within cash outflows from financing activities.

The following table summarizes changes in non-controlling interests for the years ended December 31, 2017, 2016 and 2015:

Balance at December 31, 2014	8,253

Change in non-controlling interests in existing subsidiaries of the Group (Note 24)	(2,842)
Profit for the period	535
Other comprehensive income/(loss)	2

Balance at December 31, 2015	5,948

Change in non-controlling interests in existing subsidiaries of the Group	(4)
Reversal of unclaimed declared dividends to non-controlling interests upon expiration of limitation period	35
Dividends declared to non-controlling interests	(3)
Profit for the period	1,706
Other comprehensive income/(loss)	4

Balance at December 31, 2016	7,686

Change in non-controlling interests in existing subsidiaries of the Group (Note 24)	590
Dividends declared to non-controlling interests	(359)
Profit for the period	1,013
Other comprehensive income/(loss)	3

Balance at December 31, 2017	8,933

In June 2016, 49% share in the Elga coal complex was sold to Gazprombank by exercising an option held by Gazprombank for a total consideration of RUB 34,300 million. The Group sold to Gazprombank upon its request a 49% stake in Elgaugol OOO, the owner of the subsoil license for the Elga coal deposit, a 49% stake in Elga-road, the owner of the Ulak-Elga rail line, which had been contributed to the registered capital of this newly established company in March 2016, a 49% stake in Mecheltrans Vostok OOO, the rail line’s transportation operator (collectively, the “target companies”).

Simultaneously with the sale of a 49% stake in the target companies a put option with fixed price and annual interest at the key rate of the Central Bank of Russia plus 2% was granted to Gazprombank to sell the stake (in full or in part) in the target companies to the Group within three years following a five-year grace period or in case of a breach of conditions stipulated by such agreement. This allowed the Group to retain control over 100% of shares and therefore this transaction in fact represents a financial liability. Put options are signed by Yakutugol and Mecheltrans (sellers of the stakes in target companies) and are guaranteed by Mechel Mining and SKCC. If the Group fails to perform under these put options Gazprombank has the right to buy out (call option) the remaining stakes owned by the Group in the target companies and a 100% stake in Mechel Port Vanino. A 1.99% stake in each of the target companies is pledged in favor of Gazprombank as a security for the call option.

For accounting for this financial liability see Note 11.4.